Contract liabilities	12 Months Ended
Mar. 31, 2026
Contract liabilities [abstract]
Contract liabilities	23. Contract liabilities

Contract liabilities primarily relate to the advance consideration received from customers for construction contracts, mainly in relation to connections, for which revenue is recognised over the life of the asset.

	2026	2025
	£m	£m
Current	110	96
Non-current	2,699	2,418
	2,809	2,514
Significant changes in the contract liabilities balances during the period are as follows:

	2026	2025
	£m	£m
As at 1 April	2,514	2,246
Exchange adjustments	(28)	(28)
Revenue recognised that was included in the contract liability balance at the beginning of the period	(97)	(129)
Increases due to cash received, excluding amounts recognised as revenue during the period	420	425
At 31 March	2,809	2,514